Financial Instruments and Risk Management - Schedule of Losses on Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
(Gain) loss on financial instruments	$ (6,621)	$ 2,845
Derivative commodity contracts [member]
Disclosure of financial liabilities [line items]
Realized derivative (gain) loss during the year	(6,801)	1,259
Unrealized derivative loss on commodity contracts outstanding at year end	$ 180	$ 1,586